Financial Assets Pledged as Collateral - Summary of Financial Assets Pledged as Collateral (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets pledged as collateral [abstract]
Deposits as Collateral	$ 616,136,549	$ 678,132,097
Special Accounts as Collateral—Argentine Central Bank	510,599,274	231,635,443
Forward Purchases of monetary regulatory instruments	484,955,732	110,554,459
Less: Allowances	(74,170)	(17,020)
Financial Assets Pledged as Collateral	$ 1,611,617,385	$ 1,020,304,979